Credit Facilities and Guarantees (Details) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing
ADAC-STRATTEC Credit Facility
Line Of Credit Facility [Line Items]
Outstanding borrowing	$ 2,500	$ 2,250